Note 12 - Accounts Payable, Accrued Liabilities and Other (Details Textual) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Disposal Group, Including Discontinued Operation, Accounts Payable, Current	$ 1,957,938	$ 242,220
Disposal Group, Including Discontinued Operation, Accrued Liabilities, Current	607,659	859,365
Accounts Payable [Member] | Director Fees and Scientific Advisory Board Fees [Member]
Due to Related Parties, Current	116,000	7,000
Accrued Liabilities and Other [Member] | Executive Bonuses, Director Fees, Deferred Salary, and Scientific Advisory Board Fees [Member]
Due to Related Parties, Current	$ 106,000	$ 83,000